Income Taxes - Reconciliation of income tax rate to effective tax rate (Details)	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Statutory rate	21.00%	21.00%	21.00%
Other	0.00%	0.00%	0.00%
Valuation allowance on deferred tax asset	0.00%	(21.00%)	0.00%
Total	21.00%	0.00%	21.00%